UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                                   (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: August 31

Date of reporting period: February 28, 2015

Item 1. REPORTS TO STOCKHOLDERS.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Roumell Opportunistic Value Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, opportunistic investment strategy risk, sector risk, non-diversified fund risk, investment advisor risk, new fund risk, operating risk, common stocks risk, preferred stock risk, warrants risk, convertible securities risk, large-cap securities risk, small-cap and mid-cap securities risk, micro-cap securities risk, risks related to investing in other investment companies, interest rate and credit risk, maturity risk, inflation risk, investment-grade securities risk, lower-rated securities or "junk bonds" risk, risks of investing in municipal securities, risks of investing in REITs, risk of investing in corporate debt securities, government debt markets may be illiquid or disrupted, foreign securities risk, and currency risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about April 29, 2015.

For More Information on Your Roumell Opportunistic Value Fund:

See Our Web site @ ncfunds.com.
or
Call Our Shareholder Services Group at 800-773-3863.

March 31, 2015
For the period from September 1, 2014 to February 28, 2015, the return on the Institutional Class Shares was -5.92%. This compares to 2.31% for the Russell 2000 Value Index, 2.24% for the Barclays Capital U.S. Government Credit Index, 2.29% for the 60% Russell 2000 Value Index/40% Barclays Capital U.S. Government Credit Index, and 6.12% for the S&P 500 over the same period. The return on the Class A Shares was -5.93%.  The return on the Class C Shares was -6.23%.  For the semi-annual period, our average exposure to equities, fixed income, and cash was about 63%, 16%, and 21%, respectively.
Please see the table below for the Fund's historical performance information through the most recent calendar quarter ended March 31, 2015.
Average Annual Total Returns – Period ended March 31, 2015 (Unaudited)	Past 1 Year	Since Inception*	Gross Expense Ratio***	Net Expense Ratio**
Roumell Opportunistic Value Fund – Institutional Class Shares	(8.81)%	0.54%	1.59%	1.23%
Roumell Opportunistic Value Fund – Class A Shares	(8.93)%	0.32%	1.84%	1.48%
With sales charge****	(13.03)%	(0.76)%	N/A	N/A
Roumell Opportunistic Value Fund – Class C Shares	(9.72)%	(7.08)%	2.59%	2.23%
With deferred sales charge****	(12.99)%	(9.89)%	N/A	N/A
Russell 2000 Value Index	4.43%	11.61%	N/A	N/A
60% Russell 2000 Value Index, and 40% Barclays Capital U.S. Government Credit Index	4.90%	8.92%	N/A	N/A
S&P 500 Total Return Index	12.73%	14.83%	N/A	N/A

The quoted performance data represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Fund, including performance data current to the Fund's most recent month-end, please visit ncfunds.com or call the Fund at (800)773-3863. Fee waivers and expenses reimbursements have positively impacted Fund performance.
*The Fund's inception date is December 31, 2010.
**The Advisor has entered into an Operating Plan with the Fund's administrator through January 1, 2016, under which it has agreed to (i) to pay the administrator a fee based on the daily average net assets of the Fund when net assets are below $77 million; (ii) if these payments are less than a designated minimum, then the Advisor pays a fee that makes up the difference; and (iii) to assume expenses of the Fund outlined in the Operating Plan that are not covered by the fee paid under Fund Accounting and Administration Agreement.  These measures are intended to limit the Fund's operating expenses to 1.23% of the average daily net assets, exclusive of brokerage fees and commissions, portfolio transaction fees, registration fees, taxes, borrowing costs (such as interest or dividend expenses on securities sold short), acquired fund fees and expenses, extraordinary expenses, and distribution and/or service (12b-1) fees.  The Fund's net expense ratio will be higher than 1.23% to the extent the Fund incurs expenses excluded from this arrangement.  The Fund also charges a 1.00% redemption fee on the Institutional Class shares, Class A shares, and Class C shares within 60 days of their issuance.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund's Board of Trustees.  More recent expense ratios are found in the Financial Highlights.
***Gross expense ratio includes acquired fund fees and expenses and other expenses.
****A maximum sales charge imposed on purchases of 4.50% is charged to the Class A shares.  A maximum deferred sales charge of 1.00% is applied to the Class C shares.  For the six month period ended February 28, 2015, the after tax with sales charge return on the Class A shares was (1.41)%.  The after tax with the deferred sales charge return on the Class C shares was (1.33)%.

Planting and Harvesting
Every strategy of investing follows a particular life cycle. Our brand of deep value investing follows a cycle that is defined by a planting season and a harvesting season. Ideally, we prefer to pursue companies that are not facing challenges but are available at discounted valuations simply because they are overlooked by other investors. However, deep value investments are often bought when a company's true earnings power is inhibited or obfuscated by any myriad of reasons. We focus instead on the value of a company's assets. According to one of history's greatest value investors, Walter Schloss, "What we tried to do was to buy assets at a discount instead of buying earnings. Earnings can change quickly, but assets don't." Because many investors demand immediate results, they focus on companies that are currently exhibiting earnings growth. Demand for those securities often drives prices above fair value, and in the current market that is particularly the case, in our view. Similarly, lack of demand and even disgust with companies that are encountering operational challenges drives securities of those companies down to prices below fair value. Value investing is designed to take advantage of those mispricings.
Value investing works because it requires a level of patience most investors do not have. It requires one to invest in a company often in the midst of bad news, and hold the investment for an undefined amount of time during which more bad news is likely to be announced, further weighing on the stock, until finally operations improve, or perhaps a resource conversion occurs, and the stock trades at (or often above) fair value. Take a minute to think about that progression. Many people cannot bring themselves to buy into something with negative news flow. Others get hung up on the uncertainty around the timing of such investments. We are sometimes asked why we don't simply wait for signs of fundamental improvement before investing. The answer is that we don't know exactly when fundamentals will improve, and the moment they do, the investment opportunity will be gone. Value investing works because opportunities are created by the lack of investors who can or will endure the often volatile and sometimes long planting phase.
The challenges of the value planting season can be further pronounced by portfolio concentration, which increases volatility. There is a generally held belief in the institutional investment business and in academia that volatility is risk. Volatility tends to scare clients, so most institutional investors attempt to design portfolios to minimize it. The most basic method of reducing volatility is to diversify capital across many stocks. However, in our view, broad diversification decreases returns without a commensurate decrease in risk. Numerous studies have concluded that expected portfolio variance greatly diminishes when holding twenty stocks in a portfolio, but benefits of diversification beyond twenty holdings is relatively minimal. It is not sensible, therefore, to allocate any capital to the 100th or even the 50th most attractive investment opportunity available at any given time. According to Warren Buffett, "The strategy (of portfolio concentration) we've adopted precludes our following standard diversification dogma. Many pundits would therefore say the strategy must be riskier than that employed by more conventional investors. We disagree. We believe that a policy of portfolio concentration may well decrease risk if it rises, as it should, both the intensity with which an investor thinks about a business and the comfort-level he must feel with its economic characteristics before buying into it."

Another reason the institutional investment community at large avoids concentration is because returns from a concentrated portfolio will not be correlated with overall market returns. At times returns from a concentrated portfolio will be worse than the market, and institutional investors will fear being fired during those periods. Clearly, the motives for diversification are not driven by the goal of maximizing risk-adjusted returns over the long-term. Concentration will lead to returns that look different than the market, but we believe it improves long-term returns.
One question investors should ask themselves is how they define risk. Is it defined by volatility? Is it defined by returns relative to the market? Is it defined by permanent impairment of capital? Our shareholders should know that we define risk as a failure to generate adequate absolute annualized returns over three year periods. We strive to generate outsized annualized returns in three years or less with any one security, and we consider interim price volatility to be noise or more likely an opportunity. Our overall portfolio results should reflect that approach to individual security risk. Using our three year measuring period, our returns have not met our expectations. No question, we are disappointed in recent performance, but importantly, we are not discouraged and our confidence in our strategy has not wavered.
For Roumell Asset Management, 2013 was a year of harvesting investments that we had primarily planted in 2011 and 2012. We were then back to planting in 2014. Roughly 70% of the equity investments we currently hold were purchased in 2014. On average, we've held these investments for approximately six months, yet value investing is not designed to yield returns over six month periods. Rather, it is designed to yield returns over two or three year periods. Clearly, broad market exposure has provided exceptional returns in the past few years. The question investors have to ask is will that continue. We, in fact, are excited about our next harvesting season. Can investors with broad market exposure say the same?

We are realistic with ourselves about the inevitability of periods of underperformance. That may be best illustrated by an article Warren Buffett wrote in 1984 titled The SuperInvestors of Graham-and-Doddsville. In that article Buffett highlighted a number of value investors that handily beat the market over periods ranging from 13 to 28 years. These managers beat the market by between 8% and 17% per year. That is extraordinary outperformance over long periods of time. Interestingly, on average, these investors underperformed the market 33% of the time. Often the underperformance occurred over larger chunks of time. For example, two of these investors, including Buffett's partner Charlie Munger, underperformed the market for four out of the five years between 1970 and 1974. What this tells us is that it is a virtual certainty that things will look ugly at times. We believe strongly that volatility and periods of underperformance are simply the price we pay for long-term outperformance. If your goal is to grow capital over the long term, as ours is, then intermediate-term volatility and underperformance are true costs only if you abandon the strategy at its nadir.
We believe our current portfolio is statistically one of the cheapest we've ever held, and we are finding very compelling new investment opportunities amidst the value being created by bear markets in gold, oil and natural gas. Our March 31, 2015 Fund Fact sheet shows our portfolio trading at 0.9x Price/Book Value1 and 1.7x Enterprise Value/Revenue2 versus an S&P 500 that trades at over 2.0x on both Price/Book Value and Enterprise Value/Revenue. Moreover, it shows that seven of our top ten equity holdings have net cash balance sheets.
While value investing is a discipline that at times can be psychologically challenging for investors to maintain, we believe it produces better long-term returns than buying popular securities that are bid up to prices above fair value because everybody wants to own them. The partners of Roumell Asset Management are invested right alongside you. As we enter 2015, we look forward to a continued journey to grow your wealth employing a prudent investment strategy. We appreciate and honor the trust you have placed in us.
Best Regards,
Jim Roumell, Lead Portfolio Manager
Roumell Opportunistic Value Fund

1 Price/Book ratio is the market price of a stock divided by the book value per share.
2 EV/Revenue is the enterprise value (market cap less cash plus debt) divided by trailing 12 month revenue.

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments
(Unaudited)

As of February 28, 2015
		Shares	Cost	Value (Note 1)

COMMON STOCKS - 63.21%

Business Services - 18.76%
*	Rosetta Stone, Inc.	358,020	$3,522,257	$3,687,606
*	Sizmek, Inc.	536,230	4,547,677	4,236,217
				7,923,823
Consumer Discretionary - 3.86%
	Samsung Electronics Co. Ltd.	1,710	1,726,405	1,632,131

Energy - 2.43%
*	Athabasca Oil Corp.	88,600	512,422	146,698
*	BPZ Resources, Inc.	902,990	2,287,690	215,905
	QEP Resources, Inc.	30,860	612,088	662,873
				1,025,476
Health Care - 8.55%
	Paratek Pharmaceuticals, Inc.	123,580	1,898,014	3,612,243

Information Technology - 17.09%
*	Covisint Corp.	276,150	1,201,288	690,375
*	EnerNOC, Inc.	840	11,332	11,332
	International Business Machines Corp.	8,795	1,396,113	1,424,262
*	Seachange International, Inc.	674,420	5,649,950	5,091,871
				7,217,840
Materials - 4.80%
*	Colossus Minerals, Inc.	1,159,672	1,670,855	9,277
*	Sandstorm Gold Ltd.	469,880	1,455,206	1,700,966
*	The Phaunos Timber Fund	821,000	316,342	316,067
				2,026,310
Real Estate - 7.72%
*	Keck Seng Investments	660,000	559,221	633,977
	Lai Sun Development Co. Ltd.	54,923,000	1,664,848	1,225,106
*	WCI Communities, Inc.	58,570	1,078,523	1,400,995
				3,260,078

	Total Common Stocks (Cost $30,110,230)			26,697,901

				(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2015
					Value (Note 1)

		Shares	Dividend Rate	Maturity Date
PREFERRED STOCK - 2.73%
*	Oxford Lane Capital Corp.	45,000	8.500%	12/31/2017	$1,154,250

	Total Preferred Stock (Cost $1,172,243)				1,154,250
		Par	Interest Rate	Maturity Date
CONVERTIBLE BOND - 0.48%
	BPZ Resources, Inc.	$1,178,000	8.500%	10/1/2017	200,260

	Total Convertible Bond (Cost $950,814)				200,260

CORPORATE BONDS - 9.05%		Par	Interest Rate	Maturity Date
ᶐ	Athabasca Oil Corp.	$1,468,000	7.500%	11/19/2017	1,039,178
	Comstock Resources, Inc.	3,027,000	7.750%	4/1/2019	1,876,740
	Goodrich Petroleum Corp.	1,485,000	8.875%	3/15/2019	653,400
	Resolute Energy Corp.	891,000	8.500%	5/1/2020	251,707
					3,821,025

	Total Corporate Bonds (Cost $5,637,602)				3,821,025

WARRANT - 0.01%		Shares	Strike Price	Exercise Date
	Colossus Minerals, Inc. (a)	580,998	$ 1.00	3/17/2019	5,810

	Total Warrant (Cost $0)				5,810

SHORT-TERM INVESTMENT - 21.33%				Shares
§	Federated Treasury Obligations Fund, 0.01%			9,010,879	9,010,879

	Total Short-Term Investment (Cost $9,010,879)				9,010,879

Total Value of Investments (Cost $46,881,768) - 96.81%					$40,890,125

Other Assets Less Liabilities - 3.19%					1,347,309

Net Assets - 100.00%					$42,237,434

					(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2015

*	Non-income producing investment
§	Represents 7 day effective yield
ᶐ	Rule 144-A Security

(a)	Security is fair valued and represents 0.01% of net assets.

	Summary of Investments
		% of Net
	Sector	Assets	Value
	Business Services	18.76%	$7,923,823
	Consumer Discretionary	3.86%	1,632,131
	Energy	2.43%	1,025,476
	Health Care	8.55%	3,612,243
	Information Technology	17.09%	7,217,840
	Materials	4.80%	2,026,310
	Real Estate	7.72%	3,260,078
	Preferred Stock	2.73%	1,154,250
	Convertible Bond	0.48%	200,260
	Corporate Bonds	9.05%	3,821,025
	Warrant	0.01%	5,810
	Short-Term Investment	21.33%	9,010,879
	Other Assets Less Liabilities	3.19%	1,347,309
	Total	100.00%	$42,237,434

See Notes to Financial Statements

ROUMELL OPPORTUNISTIC VALUE FUND

Statement of Assets and Liabilities
(Unaudited)

As of February 28, 2015

Assets:
Investments, at value (cost $46,881,768)	$40,890,125
Cash	77,231
Receivables:
Investments sold	923,161
Fund shares sold	672,015
Dividends and interest	258,767
Total assets	42,821,299

Liabilities:
Payables:
Investments purchased	545,967
Accrued expenses
Advisory fees	27,311
Administration fees	9,202
Distribution and service fees - Class A Shares and Class C Shares	1,385
Total liabilities	583,865

Net Assets	$42,237,434

Net Assets Consist of:
Paid in Beneficial Interest	$48,642,837
Undistributed net investment income	497,441
Accumulated net realized loss on investments	(911,201)
Net unrealized depreciation on investments	(5,991,643)
Total Net Assets	$42,237,434
Institutional Class Shares of beneficial interest outstanding, no par value (a)	4,481,005
Net Assets	$38,927,836
Net Asset Value, Offering Price and Redemption Price Per Share (b)	$8.69
Class A Shares of beneficial interest outstanding, no par value (a)	211,017
Net Assets	$1,820,872
Net Asset Value and Redemption Price Per Share (b)	$8.63
Offering Price Per Share ($8.63 ÷ 95.50%)	$9.04
Class C Shares of beneficial interest outstanding, no par value (a)	199,584
Net Assets	$1,488,726
Net Asset Value, Offering Price and Redemption Price Per Share (b)(c)	$7.46

(a) Unlimited Authorized Shares
(b)	The fund charges a 1% redemption fee on redemptions made within 60 days of initial purchase.
(c)	Contingent deferred sales charge for Class C Shares is imposed on proceeds redeemed within one year of purchase date (note 1).

See Notes to Financial Statements

ROUMELL OPPORTUNISTIC VALUE FUND

Statement of Operations
(Unaudited)

For the period ended February 28, 2015

Investment Income:
Interest	$255,264
Dividends (net of foreign taxes withheld of $4,311)	915,251

Total Investment Income	1,170,515

Expenses:
Advisory fees (note 2)	174,990
Administration fees (note 2)	58,964
Distribution and service fees - Class A Shares (note 3)	2,228
Distribution and service fees - Class C Shares (note 3)	9,067

Total Expenses	245,249

Net Investment Income	925,266

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from investments and foreign currency transactions	348,547
Distributions of net realized losses from underlying investment companies	(1,769)
Total realized gain	346,778

Net change in unrealized depreciation on investments and translation of
assets and liabilities in foreign currency	(4,072,633)

Net Realized and Unrealized Loss on Investments	(3,725,855)

Net Decrease in Net Assets Resulting from Operations	$(2,800,589)

See Notes to Financial Statements

ROUMELL OPPORTUNISTIC VALUE FUND

Statements of Changes in Net Assets

	February 28,	August 31,
For the period or year ended	2015 (a)	2014

Operations:
Net investment income	$925,267	$529,707
Net realized gain (loss) from investments and foreign
currency transactions	348,547	3,036,028
Distributions of net realized gains (losses) from underlying
investment companies	(1,769)	51,058
Net change in unrealized appreciation (depreciation) on
on investments and translation of assets and liabilities
in foreign currency	(4,072,634)	(3,774,240)

Net Decrease in Net Assets Resulting from Operations	(2,800,589)	(157,447)

Distributions to Shareholders: (note 5)
Net investment income
Institutional Class Shares	(706,095)	(131,223)
Class A Shares	(41,804)	(4,611)
Class C Shares	(40,809)	(5,882)

Net realized gains
Institutional Class Shares	(3,167,669)	(2,142,814)
Class A Shares	(184,462)	(147,821)
Class C Shares	(192,006)	(114,528)

Decrease in Net Assets Resulting from Distributions	(4,332,845)	(2,546,879)

Beneficial Interest Transactions:
Shares sold	13,025,203	26,903,496
Redemption fees	239	1,675
Reinvested dividends and distributions	3,928,845	2,045,628
Shares repurchased	(11,881,195)	(18,733,750)

Increase from Beneficial Interest Transactions	5,073,092	10,217,049

Net (Decrease) Increase in Net Assets	(2,060,342)	7,512,723

Net Assets:
Beginning of Year	44,297,776	36,785,053
End of Year	$42,237,434	$44,297,776

Undistributed Net Investment Income	$497,441	$360,883
		(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Statements of Changes in Net Assets - Continued

	February 28,		August 31,
For the period or year ended	2015 (a)		2014

Share Information:
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,461,620	$12,930,794	2,231,388	$24,030,091
Redemption fees	-	239	-	1,548
Reinvested dividends
and distributions	403,137	3,475,039	171,100	1,774,205
Shares repurchased	(1,177,295)	(10,939,431)	(1,622,933)	(17,179,993)
Net Increase in Beneficial
Interest and Shares	687,462	$5,466,641	779,555	$8,625,851

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	5,143	$45,326	78,347	$827,249
Redemption fees	-	-	-	127
Reinvested dividends
and distributions	25,824	221,315	14,647	151,013
Shares repurchased	(13,633)	(123,285)	(129,323)	(1,347,764)
Net Increase (Decrease) in
Beneficial Interest and Shares	17,334	$143,356	(36,329)	$(369,375)

Class C Shares	Shares	Amount	Shares	Amount
Shares sold	5,516	$49,083	211,343	$2,046,156
Reinvested dividends
and distributions	31,333	232,491	13,132	120,410
Shares repurchased	(101,155)	(818,479)	(22,346)	(205,993)
Net (Decrease) Increase in
Beneficial Interest and Shares	(64,306)	$(536,905)	202,129	$1,960,573

(a) Unaudited.

See Notes to Financial Statements

ROUMELL OPPORTUNISTIC VALUE FUND

Financial Highlights - Institutional Class Shares

For a share outstanding during	February 28,		August 31,
the fiscal years or periods ended	2015	(f)	2014		2013		2012		2011 (d)

Net Asset Value, Beginning
of Period	$10.50		$11.15		$9.31		$9.42		$10.00

Income (Loss) from Investment
Operations
Net investment income	0.12		0.13		0.03		0.09		0.03
Net realized and unrealized gain
(loss) on investments	(0.65)		(0.16)		1.89		(0.13)		(0.61)
Total from Investment Operations	(0.53)		(0.03)		1.92		(0.04)		(0.58)

Less Distributions:
From net investment income	(0.22)		(0.03)		(0.08)		(0.07)		-
From realized gains	(0.98)		(0.59)		-		-		-
Total Distributions	(1.20)		(0.62)		(0.08)		(0.07)		-

Paid in Beneficial Interest:
From redemption fees (note 1)	0.00	(e)	0.00	(e)	0.00	(e)	0.00	(e)	-
Total Paid in Beneficial Interest	0.00	(e)	0.00	(e)	0.00	(e)	0.00	(e)	-
Net Asset Value, End of Period	$8.69		$10.50		$1.84		$(0.11)		$(0.58)
Total Return	(5.92)%	(b)	(0.12)%	(c)	20.71%	(c)	(0.36)%		(5.80)%	(b)

Net Assets, End of Period
(in thousands)	$38,928		$39,842		$33,617		$18,249		$12,368

Ratios of:
Total Expenses to Average
Net Assets	1.23%	(a)	1.23%		1.23%		1.23%		1.23%	(a)
Net Investment Income to
Average Net Assets	2.61%	(a)	1.27%		0.31%		1.10%		1.08%	(a)

Portfolio turnover rate	42.55%	(b)	92.74%		77.73%		49.34%		33.08%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United
States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	For a share outstanding for the initial period from December 31, 2010 (Date of Initial Public
Investment) to August 31, 2011.
(e)	Actual amount is less than $0.01 per share.
(f) Unaudited.
See Notes to Financial Statements									(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Financial Highlights - Class A Shares

For a share outstanding during	February 28,		August 31,
the fiscal years or periods ended	2015	(g)	2014		2013		2012		2011 (e)

Net Asset Value, Beginning
of Period	$10.44		$11.10		$9.28		$9.41		$10.00

Income (Loss) from Investment
Operations
Net investment income	0.10		0.12		0.01		0.08		0.03
Net realized and unrealized gain
(loss) on investments	(0.62)		(0.17)		1.88		(0.15)		(0.62)
Total from Investment Operations	(0.52)		(0.05)		1.89		(0.07)		(0.59)

Less Distributions:
From net investment income	(0.22)		(0.02)		(0.07)		(0.06)		-
From realized gains	(0.98)		(0.59)		-		-		-
Total Distributions	(1.20)		(0.61)		(0.07)		(0.06)		-

Paid in Beneficial Interest:
From redemption fees (note 1)	-		0.00	(f)	-		0.00	(f)	-
Total Paid in Beneficial Interest	-		0.00	(f)	-		0.00	(f)	-
Net Asset Value, End of Period	$8.63		$10.44		$1.82		$(0.13)		$(0.59)
Total Return (c)	(5.93)%	(b)	(0.38)%	(d)	20.46%	(d)	(0.56)%		(6.00)%	(b)

Net Assets, End of Period
(in thousands)	$1,821		$2,022		$2,553		$1,426		$1,674

Ratios of:
Total Expenses to Average
Net Assets	1.48%	(a)	1.48%		1.48%		1.48%		1.48%	(a)
Net Investment Income to
Average Net Assets	2.35%	(a)	1.02%		3.00%		0.89%		0.73%	(a)

Portfolio turnover rate	42.55%	(b)	92.74%		77.73%		49.34%		33.08%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United
States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	For a share outstanding for the initial period from December 31, 2010 (Date of Initial Public
Investment) to August 31, 2011.
(f)	Actual amount is less than $0.01 per share.
(g) Unaudited.
See Notes to Financial Statements									(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Financial Highlights - Class C Shares

For a share outstanding during the	February 28,		August 31,
fiscal year or periods ended	2015	(f)	2014		2013	(e)

Net Asset Value, Beginning of Period	$9.22		$9.95		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	0.13		0.03		(0.01)
Net realized and unrealized loss on investments	(0.60)		(0.15)		(0.04)
Total from Investment Operations	(0.47)		(0.12)		(0.05)

Less Distributions:
From net investment income	(0.21)		(0.02)		-
From realized gains	(0.98)		(0.59)		-
Total Distributions	(1.19)		(0.61)		-

Net Asset Value, End of Period	$7.46		$9.22		$9.95

Total Return (c)	(6.03)%	(b)	(1.09)%	(d)	(0.50)%	(b)(d)

Net Assets, End of Period (in thousands)	$1,488		$2,434		$615

Ratios of:
Total Expenses to Average Net Assets	2.23%	(a)	2.23%		2.23%	(a)
Net Investment Income (Loss) to Average Net Assets	1.63%	(a)	0.27%		(1.20)%	(a)

Portfolio turnover rate	42.55%	(b)	92.74%		77.73%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United
States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	For a share outstanding for the initial period from July 30, 2013 (Date of Initial Public
Investment) to August 31, 2013.
(f) Unaudited.

See Notes to Financial Statements

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements
(Unaudited)

1.	Organization and Significant Accounting Policies

The Roumell Opportunistic Value Fund ("Fund") is a series of the Starboard Investment Trust ("Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund is a separate non-diversified series of the Trust.

The Fund commenced operations on December 31, 2010. The investment objective of the Fund is to seek capital appreciation and income. Roumell Asset Management, LLC ("Roumell Asset Management" or the "Advisor") seeks to achieve the Fund's investment objective by using an opportunistic investment strategy.  The Advisor is an opportunistic capital allocator (OCA) with a deep value bias in selecting individual securities.  The Advisor will wait until an investment situation is presented where, in its opinion, the odds of success are favorable relative to the risks.  In the absence of such situations, the Fund will stay liquid and on the sidelines invested in Cash and Cash Equivalents.  The Advisor's approach to opportunistic investing emphasizes purchasing securities at a meaningful, quantifiable discount to its calculation of intrinsic value taking into consideration the understandability of the business model, the safety of the capital structure, and the competency of the company's management.  Using this opportunistic strategy, however, may result in the Advisor finding many suitable investment opportunities for the Fund during certain periods, but finding very few during other periods.

The Fund currently has an unlimited number of authorized shares, which are divided into three classes - Institutional Class Shares, Class A Shares, and Class C Shares. Each class of shares has equal rights to assets of the Fund, and the classes are identical except for differences in sales charges and ongoing distribution and service fees. Class A Shares are subject to an initial sales charge of 4.50%.   Class C Shares are subject to a contingent deferred sales charge of 1% of the proceeds redeemed within one year of the purchase date. Class A Shares and Class C Shares are subject to distribution plan fees, which are further discussed in Note 3. All share classes are subject to redemption fees within 60 days of the issuance of such shares of 1.00%. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements
(Unaudited)

The following accounting policies have been consistently followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Investment Valuation
The Fund's investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A security's "fair value" price may differ from the price next available for that security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements
(Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of February 28, 2015 for the Fund's assets measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3(b)
Common Stocks*	$26,697,901	$26,688,624	$9,277 -	$-
Preferred Stock	1,154,250	-	1,154,250-	-
Convertible Bond	200,260	-	200,260	-
Corporate Bonds	3,821,025	-	3,821,025	-
Warrant	5,810	-	-	5,810
Short-Term Investment	9,010,879	9,010,879	-	-
Total	$40,890,125	$35,699,503	$5,184,812	$5,810
*Refer to Schedule of Investments for breakdown by Sector.
(a) It is the Fund's policy to record transfers at the end of the year.
(b) At the beginning and the end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements
(Unaudited)

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements
(Unaudited)

Fees on Redemptions
The Fund charges a redemption fee of 1.00% on redemptions of Fund shares occurring within 60 days following the issuance of such shares.  The redemption fee is not a fee to finance sales or sales promotion expenses, but is paid to the Fund to defray the costs of liquidating an investor and discouraging short-term trading of the Fund's shares.  No redemption fee will be imposed on the redemption of shares representing dividends or capital gains distributions, or on amounts representing capital appreciation of shares.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates and Service Providers

Advisor
As full compensation for the investment advisory services provided to the Fund, the Advisor receives a monthly fee equal to an annualized rate of 0.92% of the Fund's average daily net assets. The fee paid to the Advisor is calculated by multiplying the average daily net assets of the Fund, computed at the end of each month and payable within five days thereafter.

Administrator
Fund Accounting and Administration Agreement:  The Administrator provides the Fund with administrative, fund accounting, and compliance services.  The Administrator receives compensation from the Fund at a maximum annual rate of 0.31% and is responsible for the coordination and payment of vendor services and other Fund expenses from such compensation.  Pursuant to this arrangement, the Administrator pays the following expenses: (i) compensation and expenses of any employees of the Trust and of any other persons rendering any services to the Fund; (ii) clerical and shareholder service staff salaries; (iii) office space and other office expenses; (iv) fees and expenses incurred by the Fund in connection with membership in investment company organizations; (v) fees and expenses of counsel to the Trustees who are not interested persons of the Fund and Trust; (vi) fees and expenses of counsel to the Fund and Trust engaged to assist with preparation of Fund and Trust documents and filings and provide other ordinary legal services; (vii)

(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements
(Unaudited)

fees and expenses of independent public accountants to the Fund, including fees and expense for tax preparation; (viii) expenses of registering shares under federal and state securities laws; (ix) insurance expenses; (x) fees and expenses of the custodian, shareholder servicing, dividend disbursing and transfer agent, administrator, distributor, and accounting and pricing services agents of the Fund; (xi) compensation for a chief compliance officer for the Trust; (xii) expenses, including clerical expenses, of issue, sale, redemption, or repurchase of shares of the Fund; (xiii) the cost of preparing and distributing reports and notices to shareholders; (xiv) the cost of printing or preparing prospectuses and statements of additional information for delivery to the Fund's current shareholders; (xv) the cost of printing or preparing documents, statements or reports to shareholders; and (xvi) other expenses not specifically assumed by the Fund or Advisor.  The Administrator cannot recoup from the Fund any Fund expenses in excess of the administration fees payable under the Fund Accounting and Administration Agreement.
Operating Plan:  The Advisor has entered into an Operating Plan with the Administrator under which it has agreed to make the following payments to the Administrator: (i) when the Fund's assets are below $77 million, the Advisor pays the Administrator a fee based on the daily average net assets of the Fund; and (ii) when the consolidated fee collected by the Administrator is less than a designated minimum operating cost, then the Advisor pays the Administrator a fee that makes up the difference.  The Advisor is also obligated to pay the following Fund expenses under the Operating Plan: (i) marketing, distribution, and servicing expenses related to the sale or promotion of Fund shares that the Fund is not authorized to pay pursuant to the Investment Company Act; (ii) expenses incurred in connection with the organization and initial registration of shares of the Fund; (iii) expenses incurred in connection with the dissolution and liquidation of the Fund; (iv) expenses related to shareholder meetings and proxy solicitations; (v) fees and expenses related to legal, auditing, and accounting services that are outside of the scope of ordinary services; and (vi) hiring employees and retaining advisers and experts as contemplated by Rule 0-1(a)(7)(vii) of the Investment Company Act.

(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements
(Unaudited)

Compliance Services
Cipperman Compliance Services, LLC serves as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive compensation from the Administrator pursuant to the Administrator's fee arrangements with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator's fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator's fee arrangements with the Fund.

Certain Trustees and officers of the Trust may also be officers of the Advisor or the Administrator.

3.	Distribution and Service Fees

The Board of Trustees, including a majority of the Trustees who are not "interested persons" as defined in the 1940 Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan") for the Class A Shares and Class C Shares.  The 1940 Act regulates the manner in which a registered investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of the Class A Shares and 1.00% per annum of the average daily net assets of the Class C Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of the Class A Shares and Class C Shares or servicing of Class A Shares and Class C Shares shareholder accounts.

(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements
(Unaudited)

4.	Purchases and Sales of Investment Securities

For the period ended February 28, 2015, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$13,975,320	$11,727,154
There were no long-term purchases or sales of U.S. Government Obligations during the period ended February 28, 2015.

The following table shows the realized gains and losses that resulted from sales of securities during the period ended February 28, 2015:

Description	Cost ($)	Sales Proceeds($)	Realized Gain (Loss) Percentage	Realized Gain (Loss)($)
Apple Computer, Inc.	598,462	1,048,905	75.27% -	450,443
Aeropostale, Inc.	862,954	276,557	(67.95)%	(586,397)
Clayton Williams, Inc.	876,702	858,443	(2.08)%	(18,259)
Compuware Corp.	639,775	665,368	4.00%	25,592
Diversified Real Asset Fund	1,183,199	1,295,660	9.50%	112,462
DSP Group, Inc.	1,399,042	2,067,129	47.75%	668,087
EnerNOC, Inc.	2,003,370	1,781,242	(11.09)% -	(222,127)
Gordon Creek Energy, Inc.*	52,782	1,116	(97.89)%	(51,666)
InterOil Corporation	898,923	1,117,351	24.30%	218,428
Itamar Medical Ltd.*	193,316	200,958	3.95%	7,642
Keck Seng Investments*	2,548	2,552	0.14%	3
Lai Sun Development Co. Ltd.*	55,815	46,032	(17.53)%	(9,782)
MVC Capital, Inc.	877,462	869,747	(0.88)%	(7,715)
Oxford Lane Capital Corp.	519,909	502,001	(3.44)%	(17,908)
Paratek Pharmaceuticals, Inc.	195,015	300,928	54.31%	105,913
Quantum Corporation	492,583	640,064	29.94%	147,481

(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements
(Unaudited)

Sandridge Energy	773,720	303,758	(60.74)%	(469,961)
Village Main Reef Ltd.	668,298	665,264	(0.45)%	(3,034)
Athabasca Oil Corp.***	69,437	71,207	2.55%	(1,770)
Samsung Electronics Co. Ltd.***	301,007	299,891	0.37%	1,115
Net Realized Gain			-	$348,547

*Includes settlement of foreign currency sales.
**Excludes interest earned on bonds over the holding period.
***Realized gain (loss) represents fx gain (loss) on income; security was not sold during the period.

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The Fund has reviewed all taxable years / periods that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service.  As of February 28, 2015, open taxable years consisted of the taxable year / period ended August 31, 2012, August 31, 2013, and August 31, 2014. No examination of tax returns is currently in progress for the Fund.

Distributions during the period or fiscal year ended were characterized for tax purposes as follows:

Distributions from
For the Period or Fiscal Year Ended	Ordinary Income	Long-Term- Capital Gains
02/28/2015	$ 788,708	$ 3,006,274
08/31/2014	$ 388,527	$ 2,158,352

(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements
(Unaudited)

At February 28, 2015, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$46,881,768

Unrealized Appreciation	$2,607,310
Unrealized Depreciation	(8,598,953)
Net Unrealized Depreciation	$(5,991,643)

6.	Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.	Underlying Investments in Other Investment Companies

The Fund currently invests a portion of its assets in the Federated Treasury Obligations Fund.  The Fund may redeem its investment from the Federated Treasury Obligations Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Federated Treasury Obligations Fund.  The financial statements of the Federated Treasury Obligations Fund, including the portfolio of investments, can be found at Federated's website, federatedinvestors.com or the Securities and Exchange Commission's website at sec.gov, and should only be read in conjunction with the Fund's financial statements.  As of February 28, 2015, the percentage of the Fund's net assets invested in the Federated Treasury Obligations Fund was 21.33%.

(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements
(Unaudited)

8.	Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any additional subsequent events that necessitated disclosures and/or adjustments.

ROUMELL OPPORTUNISTIC VALUE FUND

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Security and Exchange Commission ("SEC") at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended, June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q are available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.  You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Tax Information

We are required to advise you within 60 days of the Fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund for the six month period ended February 28, 2015.

During the six month period, the Fund paid $3,006,274 in long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not to be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Additional Information
(Unaudited)

4.	Schedule of Shareholder Expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.
Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes - The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Additional Information
(Unaudited)

Institutional Class Shares	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2 015	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)	$1,000.00	$ 940.80	$5.94

	$1,000.00	$1,018.68	$6.17
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio of 1.23%, multiplied by 181/365 (to reflect the one-half year period).

Class A Shares	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)	$1,000.00	$ 940.70	$7.10

	$1,000.00	$ 1,017.48	$7.38
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio of 1.48%, multiplied by 181/365 (to reflect the one-half year period).

Class C Shares	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)	$1,000.00	$ 937.70	$10.72

	$1,000.00	$ 1,013.73	$11.14
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio of 2.23%, multiplied by 181/365 (to reflect the one-half year period).

Item 2.                    CODE OF ETHICS.
Not applicable.

Item 3.                    AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

Item 4.                    PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

Item 5.                    AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

Item 6.                    SCHEDULE OF INVESTMENTS.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.                    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR   CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

Item 10.                  SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

Item 11.                  CONTROLS AND PROCEDURES.
(a)	The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.                  EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust

By: (Signature and Title)	/s/James C. Roumell
Date: May 4, 2015	James C. Roumell President and Principal Executive Officer Roumell Opportunistic Value Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/James C. Roumell
Date: May 4, 2015	James C. Roumell President, Principal Executive Officer Roumell Opportunistic Value Fund

By: (Signature and Title)	/s/Craig L. Lukin
Date: May 4, 2015	Craig L. Lukin Treasurer and Principal Financial Officer Roumell Opportunistic Value Fund